December 19, 2007

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:	Pre-Effective Amendment No. 1
Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life
(File No. 333-146506)
(File No. 811-8537)

Commissioners:

On behalf of Protective Life and Annuity Insurance Company (the “Company”) and the  Variable Annuity Account A of Protective Life(the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 as amended, (the “Act”) and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Pre-Effective Amendment No. 1 to the above-referenced Form N-4 Registration Statement for the Company and the Account.

The amendment includes updated information regarding the Company including financial statements as well as certain stylistic, editorial and other updating changes.

The Pre-Effective Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Act.  As counsel, I have reviewed this amendment and, pursuant to paragraph (b)(4) of Rule 485, represent that it does not contain any disclosure which would render it ineligible to become effective pursuant to paragraph (b).

If you have any questions regarding this letter or the enclosed Pre-Effective Amendment No. 1, please contact the undersigned at (205) 268-3581.

Sincerely,

/s/ Max Berueffy
Max Berueffy
Senior Associate Counsel

Enclosure

78950

cc:           Elisabeth Bentzinger